Business Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of the acquired assets, assumed liabilities and preliminary acquisition accounting
(Amounts in US$'s)	Fair Value
Inventory	$168,106
Prepaid expenses	66,575
Property & equipment	1,365,319
Operating lease right-of-use-assets	1,048,058
Finance lease right-of-use assets	18,009
Intangible assets:
Customer relationships	500,226
Total assets	3,166,293
Current portion of long-term debt	1,270,879
Operating lease liabilities, current	166,919
Finance lease liabilities, current	6,578
Operating lease liabilities, net of current portion	881,139
Finance lease liabilities, net of current portion	11,431
Total purchase consideration	$829,347

Schedule of purchase price

(Amounts in US$'s)	Fair Value
Working capital	$2,399,800
Other assets	220,672
Intangible assets and goodwill:
Intellectual property	3,729,537
Trade name	1,233,204
Customer relationships	1,630,792
Noncompete	937,249
Goodwill	18,106,237
Total intangible assets and goodwill	25,637,019
Total Consideration	$28,257,491

VEO Purchase Price [Member]
Schedule of purchase price
(Amounts in US$'s, except share data)	Consideration
Number of Preferred Series A shares paid	1,500,000
Per share value	$8.81
Purchase price	$13,215,000

(Amounts in US$'s, except share data)	Consideration
Number of Preferred Series A paid	1,500,000
Per share value	$8.81
Purchase price	$13,215,000

Schedule of allocation of total preliminary estimated purchase price
(Amounts in US$'s)	Fair Value
Cash	$55,261
Fixed and other long-term assets	4,000
Assumed liabilities	(40,531)
Intangible assets and goodwill:
Technology	6,410,000
Goodwill	6,786,270
Total intangible assets and goodwill	13,196,270
Total Consideration	$13,215,000

(Amounts in US$'s)	Fair Value
Cash	$55,261
Fixed and other long-term assets	4,000
Assumed liabilities	(40,531)
Intangible assets and goodwill:
Technology	6,410,000
Goodwill	6,786,270
Total intangible assets and goodwill	13,196,270
Total Consideration	$13,215,000

IPI Purchase Price [Member]
Schedule of purchase price
(Amounts in US$'s, except share data)	Consideration
Number of Preferred Series A shares paid	800,000
Per share value	$8.81
Purchase price	$7,048,000

(Amounts in US$'s, except share data)	Consideration
Number of Preferred Series A paid	800,000
Per share value	$8.81
Purchase price	$7,048,000

Schedule of allocation of total preliminary estimated purchase price
(Amounts in US$'s)	Fair Value
Cash	$18,791
Debt-free net working capital (excluding cash)	263,459
Fixed and other long-term assets	97,384
Assumed liabilities	(1,240,097)
Intangible assets and goodwill:
Technology	1,000,000
Goodwill	6,908,463
Total intangible assets and goodwill	7,908,463
Total Consideration	$7,048,000

(Amounts in US$'s)	Fair Value
Cash	$18,791
Debt-free net working capital (excluding cash)	263,459
Fixed and other long-term assets	97,384
Assumed liabilities	(1,240,097)
Intangible assets and goodwill:
Technology	1,000,000
Goodwill estimate	6,908,463
Total intangible assets and goodwill	7,908,463
Total Consideration	$7,048,000

SBT Purchase Price [Member]
Schedule of purchase price
(Amounts in US$'s, except share data)	Consideration
Number of Preferred Series A shares paid	300,000
Per share value	$8.81
Purchase price	$2,643,000

(Amounts in US$'s, except share data)	Consideration
Number of Preferred Series A paid	300,000
Per share value	$8.81
Purchase price	$2,643,000

Schedule of allocation of total preliminary estimated purchase price
(Amounts in US$'s)	Fair Value
Cash	$273,290
Debt-free net working capital (excluding cash)	103,537
Fixed and other long-term assets	21,000
Liabilities assumed	(84,382)
Intangible assets and goodwill:
Technology	210,000
Trade name	200,000
Customer relationships	400,000
Goodwill	1,519,555
Total intangible assets and goodwill	2,329,555
Total Consideration	$2,643,000

(Amounts in US$'s)	Fair Value
Cash	$273,290
Debt-free net working capital (excluding cash)	103,537
Fixed and other long-term assets	21,000
Liabilities assumed	(84,382)
Intangible assets and goodwill:
Technology	210,000
Trade name	200,000
Customer relationships	400,000
Goodwill estimate	1,519,555
Total intangible assets and goodwill	2,329,555
Total Consideration	$2,643,000

DragonWave [Member]
Schedule of purchase price
(Amounts in US$'s, except share data)	Consideration
Number of common stock shares paid	13,237,149
Per share value	$4.40
Purchase price	$58,243,456
DragonWave	$42,081,392
Lextrum	$16,162,064

(Amounts in US$'s, except share data)	Consideration
Number of common stock paid	13,237,149
Per share value	$4.40
Purchase price	$58,243,456
DragonWave	$42,081,392
Lextrum	$16,162,064

Schedule of allocation of total preliminary estimated purchase price
(Amounts in US$'s)	Fair Value
Cash	$1,274,072
Debt-free net working capital (excluding cash)	(1,099,194)
Note payable	(5,690,000)
Fixed and other long-term assets	2,455,714
Intangible assets:
Technology	13,750,000
Trade name	4,210,000
Customer relationships	13,080,000
Goodwill	14,100,800
Total intangible assets and goodwill	45,140,800
Total Consideration	$42,081,392

(Amounts in US$'s)	Fair Value
Cash	$1,274,072
Debt-free net working capital (excluding cash)	(1,099,194)
Note payable	(5,690,000)
Fixed and other long-term assets	2,455,714
Intangible assets:
Technology	13,750,000
Trade name	4,210,000
Customer relationships	13,080,000
Goodwill estimate	14,100,800
Total intangible assets and goodwill	45,140,800
Total Consideration	$42,081,392

Lextrum [Member]
Schedule of allocation of total preliminary estimated purchase price
(Amounts in US$'s)	Fair Value
Cash	$8,105
Debt-free net working capital (excluding cash)	(103,611)
Fixed and other long-term assets	—
Intangible assets:
Technology	11,430,000
Goodwill	4,827,570
Total intangible assets	16,257,570
Total Consideration	$16,162,064

(Amounts in US$'s)	Fair Value
Cash	$8,105
Debt-free net working capital (excluding cash)	(103,611)
Fixed and other long-term assets	—
Intangible assets:
Technology	11,430,000
Goodwill estimate	4,827,570
Total intangible assets	16,257,570
Total Consideration	$16,162,064

Drone Aviation [Member]
Schedule of allocation of total preliminary estimated purchase price

(Amounts in US$'s)	Fair Value
Working capital	$2,399,800
Other assets	220,672
Intangible assets and goodwill:
Intellectual property	3,729,537
Trade name	1,233,204
Customer relationships	1,630,792
Noncompete	937,249
Goodwill estimate	18,106,237
Total intangible assets and goodwill	25,637,019
Total Consideration	$28,257,491

Virtual Network Communications, Inc. [Member]
Schedule of the acquired assets, assumed liabilities and preliminary acquisition accounting

(Amounts in US$'s)	Fair Value
Inventory	$157,727
Prepaid expenses	15,000
Intangible assets:
Goodwill	19,151,331
Technology	23,992
Licenses	410,000
Total assets	19,758,050
Accounts payable and other accrued liabilities	5,000
Interest payable	35
Note payable	24,028
Total purchase consideration	$19,728,987